Other assets - Non-Readily Marketable Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Equity securities without readily determinable fair value, amount	$ 61	$ 55
Equity securities without readily determinable fair value, upward price adjustment, annual amount	4	28
Equity securities without readily determinable fair value, downward price adjustment, annual amount	(3)	(1)
Equity securities without readily determinable fair value, net adjustment, annual amount	1	$ 27
Equity securities without readily determinable fair value, upward price adjustment, cumulative amount amount	32
Equity securities without readily determinable fair value, downward price adjustment, cumulative amount	(4)
Equity securities without readily determinable fair value, net price adjustment, cumulative amount	$ 28